CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Total 51job, Inc. shareholders' equity CNY (¥)	Total 51job, Inc. shareholders' equity USD ($)	Common shares CNY (¥) shares	Common shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2017	¥ 5,954,380		¥ 50		¥ 1,809,732		¥ 13,874		¥ 136,947		¥ 3,993,777		¥ 9,153		¥ 5,963,533
Balance (in shares) at Dec. 31, 2017 | shares			61,853,004	61,853,004
Exercise of share options	145,196		¥ 0		145,196										¥ 145,196
Exercise of share options (in shares) | shares			752,814	752,814											752,814	752,814
Share-based compensation	100,183				100,183								11,539		¥ 111,722
Settlement of zero-strike call options and retirement of common shares	(75)		¥ 0		(75)										(75)
Settlement of zero-strike call options and retirement of common shares (in shares) | shares			(731,102)	(731,102)
Appropriation of statutory reserves							3,405				(3,405)
Foreign currency translation adjustments	698								698						698
Unrealized gain on available-for-sale debt securities, net of tax effect of RMB38,847, nil and RMB7,794 in 2018, 2019 and 2020, respectively	116,540								116,540						116,540
Net income	1,252,319										1,252,319		2,618		1,254,937
Balance at Dec. 31, 2018	7,569,241		¥ 50		2,055,036		17,279		254,185		5,242,691		23,310		7,592,551
Balance (in shares) at Dec. 31, 2018 | shares			61,874,716	61,874,716
Exercise of share options	281,412		¥ 1		281,411										¥ 281,412
Exercise of share options (in shares) | shares			1,172,210	1,172,210											1,172,210	1,172,210
Share-based compensation	125,854				125,854								295		¥ 126,149
Settlement of zero-strike call options and retirement of common shares	(31)		¥ 0		(31)										(31)
Settlement of zero-strike call options and retirement of common shares (in shares) | shares			(297,902)	(297,902)
Conversion of convertible senior notes to common shares	2,439,198		¥ 2		2,439,196										2,439,198
Conversion of convertible senior notes to common shares (in shares) | shares			4,035,664	4,035,664
Appropriation of statutory reserves							651				(651)
Foreign currency translation adjustments	339								339						339
Net income	532,318										532,318		2,100		534,418
Balance at Dec. 31, 2019	10,948,331		¥ 53		4,901,466		17,930		254,524		5,774,358		25,705		¥ 10,974,036
Balance (in shares) at Dec. 31, 2019 | shares			66,784,688	66,784,688											66,784,688	66,784,688
Exercise of share options	161,133		¥ 1		161,132										¥ 161,133
Exercise of share options (in shares) | shares			621,969	621,969											621,969	621,969
Share-based compensation	143,556				143,556								250		¥ 143,806
Appropriation of statutory reserves							544				(544)
Foreign currency translation adjustments	(931)								(931)						(931)	$ (142)
Unrealized gain on available-for-sale debt securities, net of tax effect of RMB38,847, nil and RMB7,794 in 2018, 2019 and 2020, respectively	23,382								23,382						23,382	3,583
Net income	1,097,276										1,097,276		(286)		1,096,990
Balance at Dec. 31, 2020	¥ 12,372,747	$ 1,896,206	¥ 54	$ 8	¥ 5,206,154	$ 797,878	¥ 18,474	$ 2,831	¥ 276,975	$ 42,448	¥ 6,871,090	$ 1,053,041	¥ 25,669	$ 3,934	¥ 12,398,416	$ 1,900,140
Balance (in shares) at Dec. 31, 2020 | shares			67,406,657	67,406,657											67,406,657	67,406,657